Summary of Significant Accounting Policies (Details 3) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended			6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Mar. 31, 2017	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Condensed Income Statements, Captions [Line Items]
Operating income/(loss)	$ (7)	$ (1,022)		$ (1,826)	$ (900)	$ (6,100)	$ (4,557)
Other income (expenses):
Interest expense	(752)	(273)		(1,326)	(757)	(1,610)	(1,636)
Change in fair value of warrant liability	11	(369)		208	(377)	(153)	(42)
Gain on settlement of debt	39		$ 872	39	866	872	1,008
Other income/(expense)	(5)	(2)		(1)	(2)	2	164
Total other income/(expense)	(707)	(644)		(1,080)	(270)	(889)	(506)
Income/(loss) before income taxes	(714)	(1,666)		(2,906)	(1,170)	(6,989)	(5,063)
Benefit/(provision) from income taxes	102	(73)		56	(152)	39	365
Net loss						(7,256)	(4,698)
Dividends on preferred stock	129	113		240	227	(246)	(463)
Net loss attributable to common shareholders	$ (741)	$ (1,852)		$ (3,090)	$ (1,549)	$ (7,196)	$ (5,161)
Net loss per common share - basic and diluted						$ (2.96)	$ (2.32)
Weighted average shares outstanding - basic and diluted						2,426	2,222
As adjusted [Member]
Condensed Income Statements, Captions [Line Items]
Operating income/(loss)							$ (4,557)
Other income (expenses):
Interest expense							(1,636)
Change in fair value of warrant liability							(42)
Gain on settlement of debt							1,008
Other income/(expense)							164
Total other income/(expense)							(506)
Income/(loss) before income taxes							(5,063)
Benefit/(provision) from income taxes							365
Net loss							(4,698)
Dividends on preferred stock							463
Net loss attributable to common shareholders							$ (5,161)
Net loss per common share - basic and diluted							$ (2.11)
Net loss attributable to common shareholders							$ (2.32)
Weighted average shares outstanding - basic and diluted							2,222
As previously reported [Member]
Condensed Income Statements, Captions [Line Items]
Operating income/(loss)							$ (4,557)
Other income (expenses):
Interest expense							(1,908)
Change in fair value of warrant liability							(982)
Gain on settlement of debt							1,008
Other income/(expense)							164
Total other income/(expense)							(1,718)
Income/(loss) before income taxes							(6,275)
Benefit/(provision) from income taxes							365
Net loss							(5,910)
Dividends on preferred stock							463
Net loss attributable to common shareholders							$ (6,373)
Net loss per common share - basic and diluted							$ (2.66)
Net loss attributable to common shareholders							$ (2.87)
Weighted average shares outstanding - basic and diluted							2,222